INCOME TAXES (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets [Abstract]
Pension and postretirement benefits	$ 235.2	$ 108.0
Environmental reserves	55.3	56.5
Asset retirement obligations	21.0	22.9
Accrued liabilities	53.7	52.5
Tax credits	23.3	9.2
Federal and state net operating losses	40.1	3.3
Capital loss carryforward	4.7	4.8
Other miscellaneous items	18.5	10.0
Total deferred tax assets	451.8	267.2
Valuation allowance	29.3	16.6	$ 13.4
Net deferred tax assets	422.5	250.6
Deferred tax liabilities [Abstract]
Property, plant and equipment	875.6	174.5
Intangible amortization	138.4	14.2
Deferred Tax Liabilities, Inventory	11.6	4.5
Partnerships	101.4	97.8
Deferred Tax Liabilities, Undistributed Foreign Earnings	294.8	0.0
Deferred Tax Liabilities, Gross	1,421.8	291.0
Total deferred tax liabilities	$ (999.3)	$ (40.4)